Commitments and Contingencies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($) ft²	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Commitments And Contingencies [Line Items]
License Maintenance Costs		$ 35,000	$ 25,000
Payments For Rent Per Square Foot	$ 26
Payments For Rent Monthly Payments	5,031
Payments For Security Deposits	$ 10,062
Contractual Obligation		$ 195,000
Area of Land | ft²	2,322
Patents
Commitments And Contingencies [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years
MIT Licensing Agreement
Commitments And Contingencies [Line Items]
Contractual Obligation		$ 45,000	$ 35,000